EMPLOYEE BENEFITS	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
EMPLOYEE BENEFITS

NOTE 12 – EMPLOYEE BENEFITS

The severance pay liability constitutes a defined benefit plan and was calculated using actuarial assumptions. In measuring the present value of the defined benefit obligation and the current service costs the projected unit credit method was used.

e.	Plan assets (liability)

Information on the Company’s defined benefit pension plans and other defined benefit plans, in aggregate, is summarized as follows:

	June 30, 2024	December 31, 2023
Defined benefit plan liabilities	$(94,652)	$(91,533)
Less: fair value of plan assets or asset ceiling	-	-
	$(94,652)	$(91,533)

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 12 – EMPLOYEE BENEFITS (continued)

f.	Changes in the present value of the defined benefit plan liability

The following are the continuities of the fair value of plan assets and the present value of the defined benefit plan obligations:

	June 30, 2024	December 31, 2023
Balance, opening	$(91,533)	$(86,016)
Recognized in profit this year:
Interest costs	(2,330)	(4,638)
Current service cost	(2,944)	(5,860)
Recognized in other comprehensive profit:
Actuary loss for change of assumptions	244	485
Translation differences	1,911	4,496
Balance, ending	$(94,652)	$(91,533)

The actual amount paid may vary from the estimate based on actuarial valuations being completed, investment performance, volatility in discount rates, regulatory requirements and other factors.

g.	Major assumptions in determining the defined benefit plan liability

The principal actuarial assumptions used in calculating the Company’s defined benefit plan obligations and net defined benefit plan cost for the year were as follows (expressed as weighted averages):

	June 30, 2024	December 31, 2023
Capitalization rate	3.15%	3.15%
Salary growth rate	0%	0%
Retirement rate	5%	5%